Equity-based Compensation Plans - Schedule of Option Pricing Model Assumptions for Determining Fair Value of Class B Units - (Details) - QLH Class B Profits Interests	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	70.00%	70.00%	50.00%
Expected volatility, Maximum	88.00%	75.00%	55.00%
Risk-free interest rate	0.11%	1.58%	2.57%
Risk-free interest rate	1.41%	2.19%	2.74%
Discount for lack of marketability		30.00%	30.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 months	2 years	3 years
Discount for lack of marketability	25.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	2 years	3 years	5 years
Discount for lack of marketability	30.00%